CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and receivables at amortised cost
Trade receivables	$ 2,286,000	$ 2,324,000	$ 2,691,000
Cash and cash equivalents	5,167	3,691
Finance lease receivable	0	155
Total maximum credit exposure	18,583	14,544
Liabilities at amortised cost
Senior secured term loan	(72,391)	(40,109)
Convertible note	(15,401)	(14,542)
Exchangeable note	(210)	(210)
Provisions	(2,529)	(50)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,658)	(526)
Derivative asset – prepayment option	166	178
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	13,416	10,698
Cash and cash equivalents	5,167	3,691
Finance lease receivable		155
Total maximum credit exposure	18,583	14,544
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible note	0	0
Exchangeable note	0	0
Lease liabilities	(12,762)	(12,566)
Trade and other payables (excluding deferred income)	(26,585)	(12,752)
Provisions	(2,529)	(50)
Total Liabilities at amortised cost	(41,876)	(25,368)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	0	0
Derivative asset – prepayment option	0	0
Total fair value through profit and loss (FVPL)	0	0
Total fair value of financial assets liabilities	(23,293)	(10,824)
Level 1 [Member] | Novus
Fair value through profit and loss (FVPL)
Equity investments in Novus	0
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Finance lease receivable		0
Total maximum credit exposure	0	0
Liabilities at amortised cost
Senior secured term loan	(72,391)	(40,109)
Convertible note	(15,401)	(14,542)
Exchangeable note	(210)	(210)
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Total Liabilities at amortised cost	(88,002)	(54,861)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,658)	(526)
Derivative asset – prepayment option	166	178
Total fair value through profit and loss (FVPL)	(1,492)	(348)
Total fair value of financial assets liabilities	(89,494)	(55,209)
Level 2 [Member] | Novus
Fair value through profit and loss (FVPL)
Equity investments in Novus	0
Level 3 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Finance lease receivable		0
Total maximum credit exposure	0	0
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible note	0	0
Exchangeable note	0	0
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Total Liabilities at amortised cost	0	0
Fair value through profit and loss (FVPL)
Derivative liability - warrants	0	0
Derivative asset – prepayment option	0	0
Total fair value through profit and loss (FVPL)	2,455	0
Total fair value of financial assets liabilities	2,455	0
Level 3 [Member] | Novus
Fair value through profit and loss (FVPL)
Equity investments in Novus	2,455
Carrying Amount [Member]
Loans and receivables at amortised cost
Trade receivables	13,416	10,698
Cash and cash equivalents	5,167	3,691
Finance lease receivable		155
Total maximum credit exposure	18,583	14,544
Liabilities at amortised cost
Senior secured term loan	(72,391)	(40,109)
Convertible note	(15,401)	(14,542)
Exchangeable note	(210)	(210)
Lease liabilities	(12,762)	(12,566)
Trade and other payables (excluding deferred income)	(26,585)	(12,752)
Provisions	(2,529)	(50)
Total Liabilities at amortised cost	(129,878)	(80,229)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,658)	(526)
Derivative asset – prepayment option	166	178
Total fair value through profit and loss (FVPL)	963	(348)
Total fair value of financial assets liabilities	(110,332)	(66,033)
Carrying Amount [Member] | Novus
Fair value through profit and loss (FVPL)
Equity investments in Novus	2,455
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	13,416	10,698
Cash and cash equivalents	5,167	3,691
Finance lease receivable		155
Total maximum credit exposure	18,583	14,544
Liabilities at amortised cost
Senior secured term loan	(72,391)	(40,109)
Convertible note	(15,401)	(14,542)
Exchangeable note	(210)	(210)
Lease liabilities	(12,762)	(12,566)
Trade and other payables (excluding deferred income)	(26,585)	(12,752)
Provisions	(2,529)	(50)
Total Liabilities at amortised cost	(129,878)	(80,229)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,658)	(526)
Derivative asset – prepayment option	166	178
Total fair value through profit and loss (FVPL)	963	(348)
Total fair value of financial assets liabilities	(110,332)	$ (66,033)
Fair Value [Member] | Novus
Fair value through profit and loss (FVPL)
Equity investments in Novus	$ 2,455